REINSURANCE - Effects of Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
Direct premiums	$ 3,662	$ 1,017	$ 432
Reinsurance ceded	(651)	(1)	(1)
Net premiums	3,011	1,016	431
Claims incurred and benefits paid	1,695	90	63
Reinsurance ceded	(384)	(18)	(25)
Net claims incurred and benefits paid	$ 1,311	$ 72	$ 38